Basis of Preparation (Details 3) - ILS (₪) ₪ in Millions	Dec. 31, 2018 [1]	Dec. 31, 2017
Statement Line Items [Line Items]
Net subscriber acquisition asset (stated as deferred expenses and non-current investments)	₪ 509	₪ 558
Equity attributable to shareholders	228	1,246
Non-controlling interests	536	1,840
Total equity	₪ 764	3,086
Initial application of IFRS 15, Revenue from Contracts with Customers [Member] | In accordance with the previous policy [Member]
Statement Line Items [Line Items]
Net subscriber acquisition asset (stated as deferred expenses and non-current investments)		4
Equity attributable to shareholders		1,224
Non-controlling interests		1,778
Total equity		3,002
Initial application of IFRS 15, Revenue from Contracts with Customers [Member] | Change [Member]
Statement Line Items [Line Items]
Net subscriber acquisition asset (stated as deferred expenses and non-current investments)		111
Equity attributable to shareholders		22
Non-controlling interests		62
Total equity		₪ 84

[1]	For information regarding early adoption of IFRS 16, Leases, see Note 2.I.1.